Capital Structure, Financial Risk and Related Items - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results of the year [Line Items]
Fair value per warrant on grant date	kr 664.08	kr 701.82	kr 631.51
Share price	2,244.22	2,282.35	2,009.79
Exercise price	kr 2,244.22	kr 2,282.35	kr 2,009.79
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	33.50%	36.60%	37.00%
Risk-free interest rate	0.15%	(0.54%)	(0.58%)
Expected life of warrants	5 years	5 years	5 years
Fair value of warrants granted	kr 172	kr 124	kr 75
Fair value of RSU granted (in dollars per share)	kr 2,250.18	kr 2,236.44	kr 1,927.83
Total tax expense (income)	kr 1,513	kr 975	kr 1,146
Current tax benefit recorded directly in shareholders' equity	22	31	44
RSU
Results of the year [Line Items]
Fair value of RSU granted	kr 612	kr 416	kr 90